COMMITMENTS AND CONTINGENCIES - Schedule of Operating Leases (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2016	$ 1,506,638	$ 2,145,105
2017	2,061,836	2,160,884
2018	2,036,119	2,137,230
2019	1,725,979	1,837,408
2020	1,644,042	1,755,471
Thereafter	5,870,559	6,186,274
Operating Lease Obligations	$ 14,845,173	$ 16,222,372